Cover	Aug. 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Entity Incorporation, State or Country Code	NY
Entity File Number	33-92990
Entity Address, Address Line One	730 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-3206
City Area Code	212
Local Phone Number	490-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000946155
Amendment Flag	false